Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other current receivables [abstract]
Other receivables	SFr 17	SFr 691
Swiss VAT	209	112
Withholding tax	10	115
Total	SFr 236	SFr 918
Top of Range [Member]
Other current receivables [abstract]
Maturity period of assets	3 months